Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 19, 2014
Registrant Name	dei_EntityRegistrantName	Source ETF Trust
CIK	dei_EntityCentralIndexKey	0001610817
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 19, 2014
Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2014
Prospectus Date	rr_ProspectusDate	Sep. 15, 2014
Source EURO STOXX 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Source EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the EURO STOXX 50 Net Return Index (USD) (the “Index”).

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is comprised of equity securities designed to represent the performance of some of the largest companies across components of the 19 EURO STOXX Supersector Indexes, which are sector-specific subsets of the EURO STOXX Index, a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, a regional subset of the STOXX Europe TMI Index which represents Western Europe as a whole. The EURO STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the represented countries in the Index. The Index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The 50 companies in the Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each EURO STOXX Supersector Index. In addition, any stocks that are currently components of the Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Index. In addition, any stocks that are current components of the Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Index. The Index is a free float-adjusted market capitalization-weighted index, subject to 10% weighting cap. The Index is reviewed annually and rebalanced quarterly.

Deleted stocks are replaced immediately to maintain the fixed number of stocks. The replacement is based on the latest selection list that is updated monthly. If a stock is deleted from the EURO STOXX Index in between the regular review dates but is still a component of the EURO STOXX Total Market Index, then the stock will remain in the Index until the next regular review.

In seeking to track the performance of the Index, the Fund uses a passive management strategy known as “replication.” Replication involves investing directly in the component securities (or a substantial number of the component securities) of the Index in substantially the same weightings in which they are represented in the Index. The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Fund’s investment advisers believe will help the Fund track the Index. Such investments include other investment companies, derivatives, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.

STOXX Limited is the provider of the Index (the “Index Provider”) and is not affiliated with the Fund, the Fund’s investment advisers, Exchange Traded Concepts, LLC and Source Exchange Traded Investments LLC, or the Fund’s sub-adviser, Mellon Capital Management Corporation. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Absence of Active Market

Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Industry and Sector Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries or sector, to the extent that the Index concentrates in a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, as of the date of this Prospectus, the Index was concentrated in the financial services sector and therefore the Fund is subject to the risk described below. The Fund may have significant exposure to other industries or sectors over time.

Financial Sector Risk

Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Currency Exchange Rate Risk

The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk

An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

• Investing in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Currently, a significant portion of the Index is allocated to securities of companies in France, Germany and Spain.

Large-Capitalization Securities Risk

The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk

The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk

The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk

The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Securities Lending Risk

The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

Shares May Trade at Prices Different than NAV

Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk

The Fund may not be able to provide the performance of the Index exactly due to certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index and as a result of certain fees and expenses and taxes. Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Trading Risks

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk

The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

May Lose Money	rr_RiskLoseMoney	As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund did not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, performance information will be provided that will give some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund did not have performance history for a full calendar year.
Source EURO STOXX 50 ETF | Source EURO STOXX 50 ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESTX
Management Fee	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses*	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 16
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 52

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.